Consolidated Statements of Operations Information - Credit losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit losses on loans and receivables and guarantees, net of reversal	$ 88	$ (3,108)	$ 13,398
Credit losses on corporate guarantees			3,134
Former consolidated entity
Disclosure of financial assets [line items]
Credit losses on loans and receivables and guarantees, net of reversal			6,057
Credit losses relating to the consideration on sale of subsidiary			$ 3,200